Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue		$ 8,387,222	$ 7,581,962	$ 22,537,544
Cost of revenue		(5,522,544)	(5,231,169)	(10,842,195)
Gross profit		2,864,678	2,350,793	11,695,349
Operating (Expenses) Income
General and administrative expenses		(27,749,714)	(21,905,123)	(29,634,902)
Depreciation and amortization		(1,740,724)	(1,469,112)	(2,690,980)
Other operating income		257,886	24,517	30,164
Gain on lease modification				308,763
Gains / (losses) from foreign currency transactions, net		241,398	(375,036)	(375,407)
Total operating expenses, net		(28,991,154)	(23,724,754)	(32,362,362)
Loss from Operations		(26,126,476)	(21,373,961)	(20,667,013)
Other Income (Expense)
Other Income			877,507	206,732
Loss on sale of digital assets		(5,805,455)
Impairment losses		(15,889,823)	(7,646,479)	(14,351,865)
Revaluation adjustment of contingent liabilities			3,714,000	32,773,397
Fair value (losses) / gains on digital assets and financial assets at fair value through profit or loss		(3,641,271)	440,145
Other expenses			(975,470)	(9,796)
Interest expense, net		(3,391,477)	(1,133,112)	(3,694,048)
Total Other Income/(Expense), net		(29,210,292)	(4,723,409)	14,924,420
Loss before income tax from continuing operations		(55,336,768)	(26,097,370)	(5,742,593)
Income Tax Benefit/(Expense)		(652,729)	2,252,072	1,078,686
Net Loss from continuing operations		(55,989,497)	(23,845,298)	(4,663,907)
Profit/(Loss) from discontinued operations, net of tax		532,172	(1,094,524)	(1,047,315)
Net Loss		(55,457,325)	(24,939,822)	(5,711,222)
Other comprehensive loss:
Foreign currency translation		1,152,271	(48,747)	(203,832)
Total Comprehensive Loss		(54,305,054)	(24,988,569)	(5,915,054)
Net Loss is attributed to:
Owners of Genius Group Limited		(55,267,114)	(24,882,076)	(5,657,143)
Non-controlling interest		(190,211)	(57,746)	(54,079)
Total Comprehensive Loss is attributable to:
Owners of Genius Group Limited		(54,114,843)	(24,930,823)	(5,860,975)
Non-controlling interest		(190,211)	(57,746)	(54,079)
Total Comprehensive Loss		$ (54,305,054)	$ (24,988,569)	$ (5,915,054)
Net loss per share attributed to common stockholders, basic		$ (0.55)	$ (0.99)	$ (0.84)
Net loss per share attributed to common stockholders, diluted		$ (0.55)	$ (1.03)	$ (1.03)
Weighted-average number of shares outstanding, basic		101,452,196	24,153,220	5,550,197
Weighted-average number of shares outstanding, diluted	[1]	101,452,196	24,153,220	5,550,197
Number of shares outstanding, basic		159,839,164	64,391,351	7,387,378
Number of shares outstanding, diluted		159,839,164	64,391,351	7,387,378

[1]	Number of shares and options of the previous year are adjusted for share consolidation in the ratio of 1 for 10.